Other Finance Expenses	6 Months Ended
Jun. 30, 2022
Other Finance Expenses
Other Finance Expenses

6) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Interest expense	$7,449	$6,148	$13,574	$12,418
Amortization of debt issuance cost and fair value of debt assumed	852	656	1,452	1,758
Total interest cost	$8,301	$6,804	$15,026	$14,176

(b) Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2022 and 2021:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2022	2021	2022	2021
Bank fees, charges	$(3)	$132	$89	$215
Commitment fees	106	118	223	194
Total other finance expense	$103	$250	$312	$409